International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses:
Interest expense (Debentures)	$ 7,762	$ 8,123	$ 5,037
Provision for credit loss	31,802	34,576	21,651
Income before federal income taxes and equity in undistributed net income of subsidiaries	508,720	523,512	382,639
Income tax (benefit) expense	99,553	111,744	82,407
Net income	409,167	411,768	300,232
Parent Company | Reportable legal entities
Income:
Dividends from subsidiaries	130,000	179,000	222,175
Interest income on notes receivable	7,602	5,769	2,394
(Loss) income on other investments	(3,356)	(6,150)	8,662
Other	1,059	4	857
Total income	135,305	178,623	234,088
Expenses:
Interest expense (Debentures)	7,762	8,122	5,037
Provision for credit loss	625	500	437
Other	6,252	252	2,291
Total expenses	14,639	8,874	7,765
Income before federal income taxes and equity in undistributed net income of subsidiaries	120,666	169,749	226,323
Income tax (benefit) expense	(833)	(1,365)	504
Income before equity in undistributed net income of subsidiaries	121,499	171,114	225,819
Equity in undistributed net income of subsidiaries	287,668	240,654	74,413
Net income	$ 409,167	$ 411,768	$ 300,232